COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments, other commitments, liability, fiscal year maturity
Years Ending December 31,	Amount
2023	$15,185
2024	7,211
2025	820
Total contractual obligations	$23,216